Right of use asset and lease liability - Schedule of current and non current lease liability (Detail) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease Liability - current	$ 109,609	$ 99,975
Lease Liability - non-current	355,998	454,174
Lease liabilities	$ 465,607	$ 554,149	$ 605,605